share-based compensation	6 Months Ended
Jun. 30, 2023
share-based compensation
share-based compensation
14	share-based compensation
(a)	Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

Periods ended June 30 (millions)		2023			2022
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$30	$—	$30	$44	$(1)	$43
Employee share purchase plan	(c)	12	(12)	—	11	(11)	—
Share option awards	(d)	—	—	—	—	(1)	(1)
		$42	$(12)	$30	$55	$(13)	$42
TELUS technology solutions		$39	$(12)	$27	$47	$(11)	$36
Digitally-led customer experiences		3	—	3	8	(2)	6
		$42	$(12)	$30	$55	$(13)	$42
SIX-MONTH
Restricted share units	(b)	$74	$(2)	$72	$85	$(8)	$77
Employee share purchase plan	(c)	23	(23)	—	22	(22)	—
Share option awards	(d)	1	—	1	(2)	(7)	(9)
		$98	$(25)	$73	$105	$(37)	$68
TELUS technology solutions		$76	$(24)	$52	$87	$(29)	$58
Digitally-led customer experiences		22	(1)	21	18	(8)	10
		$98	$(25)	$73	$105	$(37)	$68

1	Within employee benefits expense (see Note 8), for the three-month and six-month periods ended June 30, 2023, restricted share units expense of $32(2022 – $43) and $74 (2022 – $83), respectively, are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment.
(b)	Restricted share units

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on TELUS Corporation Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted share units affected by the total customer connections performance condition equals the fair market value of the corresponding TELUS Corporation Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted share units with only service conditions. Reflecting a variable payout, our estimate of the fair value of the notional subset of our restricted share units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation. Grants of restricted share units in 2023 and 2022 are accounted for as equity-settled, as that was the expected manner of their settlement when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2023	2022
Restricted share units without market performance conditions
Restricted share units with only service conditions	8,473,146	5,224,220
Notional subset affected by total customer connections performance condition	559,712	357,263
	9,032,858	5,581,483
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,745,262	1,071,789
	10,778,120	6,653,272

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Periods ended June 30, 2023	Three months			Six months
	Number of restricted		Weighted	Number of restricted		Weighted
	share units [1]		average	share units [1]		average
			grant-date			grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	8,535,166	—	$28.31	5,581,483	—	$30.62
Vested	—	35,897	$26.98	—	35,819	$27.00
Granted
Initial award	480,079	—	$27.15	3,519,510	—	$27.38
In lieu of dividends	110,567	466	$27.06	183,717	942	$26.81
Vested	(26,309)	26,309	$27.94	(68,923)	68,923	$27.93
Settled - in cash	—	(26,310)	$27.94	—	(69,322)	$27.94
Forfeited	(66,645)	—	$28.51	(182,929)	—	$27.74
Outstanding, end of period
Non-vested	9,032,858	—	$28.23	9,032,858	—	$28.23
Vested	—	36,362	$26.98	—	36,362	$26.98

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units, but have a variable payout (0% – 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions. Grants of restricted share units in 2023 and 2022 are accounted for as equity-settled, as that was the expected manner of their settlement when granted.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

Periods ended June 30, 2023	Three months				Six months
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
			grant-date				grant-date
	Non-vested	Vested	fair value		Non-vested	Vested	fair value
Outstanding, beginning of period	2,427,873	—	US$	24.56	1,605,821	—	US$	27.10
Granted – initial award	9,034	270,223	US$	16.60	1,111,894	342,986	US$	20.30
Vested	(119,420)	119,420	US$	28.71	(396,444)	396,444	US$	26.67
Settled – in equity	—	(389,643)	US$	20.31	—	(739,430)	US$	22.45
Forfeited	(21,569)	—	US$	24.48	(25,353)	—	US$	24.93
Outstanding, end of period	2,295,918	—	US$	24.31	2,295,918	—	US$	24.31

(c)	TELUS Corporation employee share purchase plan

We have an employee share purchase plan under which eligible employees can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, TELUS Corporation Common Share dividends declared during the three-month and six-month periods ended June 30, 2023, of $13 million (2022 - $12 million) and $26 million (2022 - $23 million), respectively were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with a discount applicable, as set out in Note 13(b).

(d)Share option awards

TELUS Corporation share options

Employees may be granted share option awards to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the date of grant.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Periods ended June 30, 2023	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price [1]
Outstanding, beginning of period	2,627,925	$22.08	2,755,300	$22.05
Exercised [2]	(403,775)	$21.32	(492,750)	$21.30
Forfeited	(24,300)	$22.55	(62,700)	$22.36
Outstanding, end of period	2,199,850	$22.21	2,199,850	$22.21
Exercisable, end of period	—	—	1,850,250	$22.21

1	The weighted average remaining contractual life is 3.9 years.
2	For the three-month and six-month periods ended June 30, 2023, the weighted average prices at the dates of exercise were $27.28 and $27.26, respectively.

TELUS International (Cda) Inc. share options

Employees may be granted equity share options (equity-settled) to purchase TELUS International (Cda) Inc. subordinate voting shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. subordinate voting share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Periods ended June 30, 2023	Three months			Six months
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price [1]
Outstanding, beginning of period	2,661,120	US$	11.35	2,677,297	US$	11.31
Forfeited	—	US$	—	(16,177)	US$	5.77
Outstanding, end of period	2,661,120	US$	11.35	2,661,120	US$	11.35
Exercisable, end of period	—		—	2,316,682	US$	9.50

1	For 2,220,919 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 3.7 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 7.7 years.